STOCKHOLDERS' EQUITY - Common Stock (Details)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021 Vote shares	Dec. 31, 2020 shares	Dec. 31, 2020 Vote shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Common Stock, Shares, Issued	2,949,428	3,574,009	3,574,009
Common Stock, Shares, Outstanding	2,949,428	3,574,009	3,574,009
Repurchase of shares	11,711,667	11,711,667
OLD PlayStudios, Inc.
Common stock, shares authorized	506,000,000	506,000,000	506,000,000	506,000,000
Common Stock, Shares, Issued	241,347	238,186,070	238,186,070	225,490,157
Common Stock, Shares, Outstanding	241,347	238,186,070	238,186,070	225,490,157
Common Stock, Vote Per Share | Vote	1		1
Repurchase of shares			3,600,000	9,600,000	2,100,000